Label	Element	Value
Borrowings, Excluding Bank Overdrafts	nggtf_BorrowingsExcludingBankOverdrafts	£ 26,625,000,000
Borrowings, Excluding Bank Overdrafts	nggtf_BorrowingsExcludingBankOverdrafts	28,730,000,000
Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Equity	ifrs-full_Equity	(196,000,000)
Reserve Of Gains and Losses On Financial Liabilities Measured At Fair Value Through Other Comprehensive Income [Member]
Other reserves	ifrs-full_OtherReserves	46,000,000
Reserve of cash flow hedges [member]
Other reserves	ifrs-full_OtherReserves	125,000,000
Reserve of gains and losses from investments in equity instruments [member]
Other reserves	ifrs-full_OtherReserves	34,000,000
Reserve of change in fair value of financial liability attributable to change in credit risk of liability [member]
Other reserves	ifrs-full_OtherReserves	7,000,000
Capital redemption reserve [member]
Other reserves	ifrs-full_OtherReserves	19,000,000
Reserve of exchange differences on translation [member]
Other reserves	ifrs-full_OtherReserves	390,000,000
Merger reserve [member]
Other reserves	ifrs-full_OtherReserves	(5,165,000,000)
IFRS 9 [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Other reserves	ifrs-full_OtherReserves	72,000,000
IFRS 9 [Member] | Reserve Of Gains and Losses On Financial Liabilities Measured At Fair Value Through Other Comprehensive Income [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Other reserves	ifrs-full_OtherReserves	46,000,000
IFRS 9 [Member] | Reserve Of Cost Of Hedging [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Other reserves	ifrs-full_OtherReserves	76,000,000
IFRS 9 [Member] | Reserve of cash flow hedges [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Other reserves	ifrs-full_OtherReserves	(3,000,000)
IFRS 9 [Member] | Reserve of gains and losses from investments in equity instruments [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Other reserves	ifrs-full_OtherReserves	34,000,000
IFRS 9 [Member] | Reserve of change in fair value of financial liability attributable to change in credit risk of liability [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Other reserves	ifrs-full_OtherReserves	7,000,000
IFRS 9 [Member] | Reserve of gains and losses on remeasuring available-for-sale financial assets [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Other reserves	ifrs-full_OtherReserves	(88,000,000)
Other Equity Reserves [Member]
Equity	ifrs-full_Equity	(4,468,000,000)	[1]
Other Equity Reserves [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Equity	ifrs-full_Equity	72,000,000	[1]
Share premium [member]
Equity	ifrs-full_Equity	1,321,000,000
Non-controlling interests [member]
Equity	ifrs-full_Equity	16,000,000
Issued capital [member]
Equity	ifrs-full_Equity	452,000,000
Equity attributable to owners of parent [member]
Equity	ifrs-full_Equity	18,821,000,000
Equity attributable to owners of parent [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Equity	ifrs-full_Equity	(196,000,000)
Retained earnings [member]
Equity	ifrs-full_Equity	21,516,000,000
Retained earnings [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Equity	ifrs-full_Equity	£ (268,000,000)

[1]	For further details of other equity reserves, see note 28.